Investment in Associate - Schedule of Investment in associate, Summarized Balance Sheet (Details) - Freedom Carbon Solutions [Member]	Jul. 31, 2025 USD ($)
ASSETS
Cash	$ 21,047
Due from related parties	110,040
Start-up costs, net	105,589
Total assets	236,676
LIABILITIES
Accounts payable and accrued liabilities	211,942
Convertible notes	1,286,050
Total liabilities	$ 1,497,992